RISK MANAGEMENT - Schedule of Detailed Information About Currency Risk (Details) - Foreign Exchange Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
US Dollar
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange denominated net assets	$ (68,562)	$ (26,882)
Average gains or losses resulting from 10% change in exchange rates	6,928	2,610
British Pound Sterling
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange denominated net assets	3,055	5,343
Average gains or losses resulting from 10% change in exchange rates	$ (406)	$ 519